NOTE 3 – ACCRUED EXPENSES	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
NOTE 3 – ACCRUED EXPENSES

NOTE 3 – ACCRUED EXPENSES

Accrued expenses consisted of the following at December 31, 2021 and March 31, 2021:

	December 31, 2021	March 31, 2021
Audit fees	$17,687	$—
Accounting	5,600	5,600
Research and development	177,019	—
Legal fees and transfer agent	11,444	14,644
Total Accrued Expenses	$211,750	$20,244

Transitional Period [Member]
NOTE 3 – ACCRUED EXPENSES

NOTE 3 – ACCRUED EXPENSES

Accrued expenses consisted of the following at March 31, 2021 and September 30, 2020:

	March 31, 2021	September 30, 2020
Audit fees	$—	$10,000
Accounting	5,600	6,600
Legal fees and transfer agent	14,644	19,644
Total Accrued Expenses	$20,244	$36,244